COMMITMENTS AND CONTINGENT LIABILITIES (Legal Proceedings) (Details) - inContact [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Damages sought in litigation matter	$ 20.0
Amended damages sought in litigation matter	14.4
Portion of amended damages sought relating to pre-judgement interest	5.0
Latest monetary value sought in litigation matter	$ 9.2